Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U S Aggregate Bond Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
CM Advisors Fixed Income Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.55%	3.31%	2.53%
CM Advisors Fixed Income Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	2.26%	1.43%
CM Advisors Fixed Income Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	2.13%	1.49%